CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Loss	Class F Common Stock	Total
As of beginning at Dec. 31, 2018		$ 519	$ (3,623)			$ (3,104)
As of beginning (par value) at Dec. 31, 2018	$ 0.0001				$ 0.0001
As of beginning (in shares) at Dec. 31, 2018	3,628,585
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock upon exercise of equity-based compensation awards	62,389
Equity-based compensation expense		2,288				2,888
Recapitalization, including transfer to temporary equity		(2,797)	(6,218)			(9,015)
Recapitalization, including transfer to temporary equity (in shares)	(1,289,093)				1,316,467
Foreign currency translation, net of tax				$ (8)		(8)
Net Income (loss)			(3,357)			(3,357)
As of ending at Dec. 31, 2019		10	(13,198)	(8)		(4,181)
As of ending at Dec. 31, 2019						(13,196)
As of ending (par value) at Dec. 31, 2019	$ 0.0001				$ 0.0001
As of ending (in shares) at Dec. 31, 2019	2,401,881				1,316,467
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Recapitalization, including transfer to temporary equity						(9,015)
As of beginning at Dec. 31, 2019		10	(13,198)	(8)		(4,181)
As of beginning (par value) at Dec. 31, 2019	$ 0.0001				$ 0.0001
As of beginning (in shares) at Dec. 31, 2019	2,401,881				1,316,467
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Equity-based compensation expense		998				998
Foreign currency translation, net of tax				2		2
Net Income (loss)			(1,334)			(1,334)
As of ending at Jun. 21, 2020		$ 1,008	(14,532)	(6)		(13,530)
As of ending (in shares) at Jun. 21, 2020	2,401,881				1,316,467
As of beginning at Feb. 09, 2020			0	0		0
As of beginning at Feb. 09, 2020						$ 0
As of beginning (in shares) at Feb. 09, 2020						0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Foreign currency translation, net of tax						$ 38
Net Income (loss)						(4,972)
As of beginning at Feb. 09, 2020			0	0		0
As of beginning at Feb. 09, 2020						$ 0
As of beginning (in shares) at Feb. 09, 2020						0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Parent's contributions						$ 47,082
Parent's contributions (in shares)						100
Parent contributions for acquisitions						$ 5,981
Foreign currency translation, net of tax				506		506
Net Income (loss)			(14,374)			(14,374)
As of ending at Dec. 31, 2020						$ 53,063
As of ending (in shares) at Dec. 31, 2020						100
As of ending at Dec. 31, 2020			(14,374)	506		$ 39,195
As of ending at Dec. 31, 2020						$ 53,063
As of ending (in shares) at Dec. 31, 2020						100
As of ending at Dec. 31, 2020			(14,374)	506		$ 39,195
As of beginning at Dec. 31, 2020			$ (14,374)	$ 506		39,195
As of beginning at Dec. 31, 2020						$ 53,063
As of beginning (in shares) at Dec. 31, 2020						100
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Foreign currency translation, net of tax						$ (179)
Net Income (loss)						(23,575)
As of ending at Jun. 30, 2021						17,551
As of ending at Jun. 30, 2021						$ 17,551